EQUIPMENT (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Equipment consisted of the following as at June 30, 2015 and December 31, 2014.

	June 30, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	141,686	53,865	87,821	77,650	27,438	50,212
Furniture and fixtures	24,909	8,496	16,413	24,909	7,325	17,584
Tools and parts	11,913	1,603	10,310	11,913	1,787	10,126
	178,508	63,964	114,544	114,472	36,550	77,922

Equipment consists of the following as at December 31, 2014 and March 31, 2014

	December 31, 2014			March 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	77,650	27,438	50,212	-	-	-
Furniture and fixtures	24,909	7,325	17,584	11,194	4,442	6,752
Tools and parts	11,913	1,787	10,126	-	-	-
	114,472	36,550	77,922	11,194	4,442	6,752